May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Mutual Funds, Inc. (the "Registrant")
1933 Act File No. 2-14213, Post-Effective Amendment No. 135
1940 Act File No. 811-0816, Amendment No. 135

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 135 and 1940 Act Amendment No. 135 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purposes of this amendment are to: (i) add a new class of shares, the R6 Class to the Heritage Fund and (ii) make certain other non-material changes deemed appropriate by the Registrant.

As previously discussed with Ms. Karen Rossotto of your staff, we also intend to add the R6 Class to several other previously registered American Century funds on or about July 26, 2013, and we anticipate filing such post-effective amendments under Rule 485, paragraph (b)(1)(vii), of the Securities Act of 1933, subject to the staff’s approval.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com